TAXES ON INCOME (Schedule of Income (Loss) Before Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (8,056)	$ (12,273)	$ (9,568)
Foreign	3,968	(38,671)	10,768
Income (loss) before taxes on income	$ (4,088)	$ (50,944)	$ 1,200